Related party transactions - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	¥ 0	¥ 0
Due to related Parties
Due from related parties
Mr. Sheng [Member]
Related Party Transaction [Line Items]
Due to related parties, current			¥ 4,790,000
Mr. Fend Yang [Member]
Related Party Transaction [Line Items]
Due to related parties, current			¥ 13,000
Shanghai Pudong Development Bank Co., LTD [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		¥ 5,000,000
Interest Rate		4.00%